Investments (Summary of Investments Included in Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PreAnalytiX GmbH [Member]
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	$ 18,182	$ 15,723
Share of income (loss) for the year	1,972	390	2,969
QBM Cell Science
Investment [Line Items]
Ownership percentage	19.50%
Equity investments	406	395
Share of income (loss) for the year	11	(10)	11
QIAGEN Finance [Member]
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	374	252
Share of income (loss) for the year	122	103	131
QIAGEN Euro Finance [Member]
Investment [Line Items]
Ownership percentage	100.00%
Equity investments	931	622
Share of income (loss) for the year	309	266	273
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	3,515	3,749
Share of income (loss) for the year	(234)	(178)	(73)
Dx Assays Pte Ltd
Investment [Line Items]
Ownership percentage	33.30%
Equity investments	0	0
Share of income (loss) for the year	0	0	0
Scandinavian Gene Synthesis AB [Member]
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	0	15,714
Share of income (loss) for the year	(23)	23	0
Peak-Service [Member]
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	20	20
Share of income (loss) for the year	$ 0	$ 0	$ 0